Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reports the compensation of our CEO who is our principal executive officer and the average compensation of the other named executive officers (“Non-CEO NEOs”) as reported in the “Summary Compensation Table” as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain financial performance measures required by such rules.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions)	Portfolio Receipts Change (%)	Supplemental Metrics
					TSR ($)	Peer Group TSR ($)			SG&A as % of Portfolio Receipts (%)	Adjusted EBITDA Margin (%)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	937,500 See above under “Profits of our Former External Manager”	82,508,112	1,323,000	18,609,896	85.11	206.25	1,324	16	8.9	91.1
2024		191,320,173	1,260,000	37,989,694	57.12	169.75	1,331	(8)	8.4	91.6
2023		26,793,427	4,560,000	11,235,243	60.60	152.01	1,700	9	8.0	92.0
2022		45,763,879	4,350,000	11,908,830	81.84	141.19	230	31	8.0	92.0
2021		57,044,154	3,839,063	12,269,171	80.98	127.61	1,241	18	8.7	91.3

On May 16, 2025, we completed the Internalization and evolved from an externally managed structure into an integrated company. Our CEO, Mr. Legorreta, and the other named executive officers became our employees.
Column (b). Prior to the Internalization, Mr. Legorreta was the sole owner of our former external manager and entitled to all of its profits. See “Profits of our Former External Manager” above for a discussion of the compensation of our CEO, Mr. Legorreta, for the respective years shown and for profits of our former external manager to which Mr. Legorreta was entitled. Amounts shown in column (b) do not include the following profits of our former external manager received by Mr. Legorreta: $43,081,842, $31,190,909, $84,837,077, $93,478,402 and $49,513,461 for 2025, 2024, 2023, 2022 and 2021, respectively.
Column (c). “Compensation actually paid” to our CEO reflects the amounts in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. Further, the increase in the dollar amounts between columns (b) and (c) in the table above represents the year-over-year changes in the aggregate net present value (“NPV”) of outstanding Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above.

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
SCT Total Compensation	See above under “Profits of our Former External Manager”				937,500
Plus: Year-End NPV of Outstanding Equity Performance Awards Granted in the Covered Year	—	9,966,920	—	24,604,313	—
Plus: Change in NPV of Outstanding Equity Performance Awards Granted in Prior Years			30,769,666	68,967,377	53,611,418
Plus: Change in NPV of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	57,044,154	35,796,959	(3,976,239)	97,748,483	27,959,194
Less: Prior Year NPV of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	57,044,154	45,763,879	26,793,427	191,320,173	82,508,112

As we consider Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our CEO does not receive pension benefits, no adjustments were required with respect thereto.
Column (d). The following Non-CEO named executive officers are included in the average figures shown:
2021, 2022, 2023, 2024 and 2025: Terrance Coyne, Christopher Hite, George Lloyd and Marshall Urist, M.D., Ph.D. Effective December 31, 2025, Mr. Lloyd transitioned from his role as Executive Vice President, Investments & Chief Legal Officer to Senior Advisor.
See “Profits of our Former External Manager” above for profits of our former external manager received by our Non-CEO NEOs in each year. The amounts shown in column (d) do not include profits of our former external manager of $1,782,183, $1,260,000, $1,200,000, $1,150,000 and $1,050,000 for 2025, 2024, 2023, 2022 and 2021, respectively.
Column (e). Average “compensation actually paid” for our Non-CEO NEOs reflects the amounts in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. See “Profits of our Former External Manager” above for profits of former external manager received by each of our Non-CEO NEOs. Amounts shown in column (e) do not include profits of our former external manager of $1,782,183, $1,260,000, $1,200,000, $1,150,000 and $1,050,000 for 2025, 2024, 2023, 2022 and 2021, respectively. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. Further, the increase in the dollar amounts between columns (d) and (e) in the table above represents the year over year changes in the average salaries, bonuses, aggregate net present value (“NPV”) of Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above.

Year	2021 Average ($)	2022 Average ($)	2023 Average ($)	2024 Average ($)	2025 Average ($)
SCT Total Compensation	3,839,063	4,350,000	4,560,000	1,260,000	1,323,000
Plus: Year-End NPV of Outstanding Equity Performance Awards Granted in the Covered Year	—	1,878,336	—	5,976,000	—
Plus: Change in NPV of Outstanding Equity Performance Awards Granted in Prior Years		—	7,379,979	15,293,685	12,864,839
Plus: Change in NPV of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	8,430,108	5,680,494	(704,736)	15,460,009	4,422,057
Less: Prior Year NPV of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	12,269,171	11,908,830	11,235,243	37,989,694	18,609,896

The same adjustment methodology and assumptions described above for the CEO apply to Non-CEO NEOs.
Column (f). Represents our cumulative total shareholder return (“TSR”) for the measurement periods beginning on the first trading day of 2021 and ending on December 31 of each respective year.
Column (g). Represents the cumulative TSR of our Biopharmaceutical and Capital Allocator Peer Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on the first trading day of 2021 and ending on December 31 of each respective year. The peer group used in the prior year included our Biopharmaceutical Peer Group as well as Blackstone (BX), Apollo (APO), Jefferies (JEF), T. Rowe Price (TROW), Ares (ARES), Affiliated Managers Group (AMG), Carlyle (CG), Invesco (IVZ) and Lazard (LAZ) (which comprised our prior year Capital Allocator Peer Group) and the total TSR for 2021, 2022, 2023, 2024 and 2025, based on the value of an initial fixed investment of $100 was $127.22, $140.50, $149.97, $166.01 and $202.81, respectively. The peer group change was made for the disclosure in this year’s proxy statement because we believe that the compensation peer group provides a more accurate benchmark for performance compared to the previously used peer group.
Column (h). Reflects “Consolidated Net Income” in our Consolidated Statements of Operations included in our Annual Report on Form 10-K.
As the largest buyer of biopharmaceutical royalties and a leading funder of innovation across the biopharmaceutical industry, our revenue is comprised mostly of income from royalty assets. Consequently, we did not use net income as a performance measure because we classify most royalty assets that we acquire as financial assets that are measured at amortized cost using the prospective effective interest method which can be volatile and unpredictable. We do not believe the relationship between our net income and compensation actually paid to our NEOs during the periods presented is a key metric for our investors.
Column (i). Our Company-selected Measure is Portfolio Receipts Change which is described below.
Columns (j) and (k). We have also presented two additional financial measures—SG&A as % of Portfolio Receipts and Adjusted EBITDA Margin because they illustrate how compensation actually paid to our NEOs results in much lower SG&A versus our peers. Refer to the section “Appendix A— Reconciliations of Non-GAAP Measures” of this Proxy Statement for reconciliations of non-GAAP measures to their corresponding GAAP measure.

Company Selected Measure Name	Portfolio Receipts Change
Named Executive Officers, Footnote
On May 16, 2025, we completed the Internalization and evolved from an externally managed structure into an integrated company. Our CEO, Mr. Legorreta, and the other named executive officers became our employees.
Column (b). Prior to the Internalization, Mr. Legorreta was the sole owner of our former external manager and entitled to all of its profits. See “Profits of our Former External Manager” above for a discussion of the compensation of our CEO, Mr. Legorreta, for the respective years shown and for profits of our former external manager to which Mr. Legorreta was entitled. Amounts shown in column (b) do not include the following profits of our former external manager received by Mr. Legorreta: $43,081,842, $31,190,909, $84,837,077, $93,478,402 and $49,513,461 for 2025, 2024, 2023, 2022 and 2021, respectively.
Column (d). The following Non-CEO named executive officers are included in the average figures shown:
2021, 2022, 2023, 2024 and 2025: Terrance Coyne, Christopher Hite, George Lloyd and Marshall Urist, M.D., Ph.D. Effective December 31, 2025, Mr. Lloyd transitioned from his role as Executive Vice President, Investments & Chief Legal Officer to Senior Advisor.

Peer Group Issuers, Footnote
Column (g). Represents the cumulative TSR of our Biopharmaceutical and Capital Allocator Peer Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on the first trading day of 2021 and ending on December 31 of each respective year. The peer group used in the prior year included our Biopharmaceutical Peer Group as well as Blackstone (BX), Apollo (APO), Jefferies (JEF), T. Rowe Price (TROW), Ares (ARES), Affiliated Managers Group (AMG), Carlyle (CG), Invesco (IVZ) and Lazard (LAZ) (which comprised our prior year Capital Allocator Peer Group) and the total TSR for 2021, 2022, 2023, 2024 and 2025, based on the value of an initial fixed investment of $100 was $127.22, $140.50, $149.97, $166.01 and $202.81, respectively. The peer group change was made for the disclosure in this year’s proxy statement because we believe that the compensation peer group provides a more accurate benchmark for performance compared to the previously used peer group.

Changed Peer Group, Footnote
Column (g). Represents the cumulative TSR of our Biopharmaceutical and Capital Allocator Peer Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on the first trading day of 2021 and ending on December 31 of each respective year. The peer group used in the prior year included our Biopharmaceutical Peer Group as well as Blackstone (BX), Apollo (APO), Jefferies (JEF), T. Rowe Price (TROW), Ares (ARES), Affiliated Managers Group (AMG), Carlyle (CG), Invesco (IVZ) and Lazard (LAZ) (which comprised our prior year Capital Allocator Peer Group) and the total TSR for 2021, 2022, 2023, 2024 and 2025, based on the value of an initial fixed investment of $100 was $127.22, $140.50, $149.97, $166.01 and $202.81, respectively. The peer group change was made for the disclosure in this year’s proxy statement because we believe that the compensation peer group provides a more accurate benchmark for performance compared to the previously used peer group.

PEO Total Compensation Amount	$ 937,500
PEO Actually Paid Compensation Amount	$ 82,508,112	191,320,173	26,793,427	45,763,879	57,044,154
Adjustment To PEO Compensation, Footnote
Column (c). “Compensation actually paid” to our CEO reflects the amounts in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. Further, the increase in the dollar amounts between columns (b) and (c) in the table above represents the year-over-year changes in the aggregate net present value (“NPV”) of outstanding Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above.

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
SCT Total Compensation	See above under “Profits of our Former External Manager”				937,500
Plus: Year-End NPV of Outstanding Equity Performance Awards Granted in the Covered Year	—	9,966,920	—	24,604,313	—
Plus: Change in NPV of Outstanding Equity Performance Awards Granted in Prior Years			30,769,666	68,967,377	53,611,418
Plus: Change in NPV of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	57,044,154	35,796,959	(3,976,239)	97,748,483	27,959,194
Less: Prior Year NPV of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	57,044,154	45,763,879	26,793,427	191,320,173	82,508,112

As we consider Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our CEO does not receive pension benefits, no adjustments were required with respect thereto.

Non-PEO NEO Average Total Compensation Amount	$ 1,323,000	1,260,000	4,560,000	4,350,000	3,839,063
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,609,896	37,989,694	11,235,243	11,908,830	12,269,171
Adjustment to Non-PEO NEO Compensation Footnote
Column (e). Average “compensation actually paid” for our Non-CEO NEOs reflects the amounts in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. See “Profits of our Former External Manager” above for profits of former external manager received by each of our Non-CEO NEOs. Amounts shown in column (e) do not include profits of our former external manager of $1,782,183, $1,260,000, $1,200,000, $1,150,000 and $1,050,000 for 2025, 2024, 2023, 2022 and 2021, respectively. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. Further, the increase in the dollar amounts between columns (d) and (e) in the table above represents the year over year changes in the average salaries, bonuses, aggregate net present value (“NPV”) of Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above.

Year	2021 Average ($)	2022 Average ($)	2023 Average ($)	2024 Average ($)	2025 Average ($)
SCT Total Compensation	3,839,063	4,350,000	4,560,000	1,260,000	1,323,000
Plus: Year-End NPV of Outstanding Equity Performance Awards Granted in the Covered Year	—	1,878,336	—	5,976,000	—
Plus: Change in NPV of Outstanding Equity Performance Awards Granted in Prior Years		—	7,379,979	15,293,685	12,864,839
Plus: Change in NPV of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	8,430,108	5,680,494	(704,736)	15,460,009	4,422,057
Less: Prior Year NPV of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	12,269,171	11,908,830	11,235,243	37,989,694	18,609,896

The same adjustment methodology and assumptions described above for the CEO apply to Non-CEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
The relationships described below must be understood in the context of our Internalization, which changed our compensation oversight and structure. Prior to the Internalization, our named executive officers were employed and compensated by our former external manager, rather than by Royalty Pharma. Our named executive officers were also entitled to a share of the profits of our former external manager that are described above. The Management Development and Compensation Committee did not set executive compensation prior to the Internalization. Following the Internalization, our named executive officers became employees and the Management Development and Compensation Committee has oversight over executive compensation.
Additionally, our compensation philosophy emphasizes long-term performance and value creation. Accordingly, we do not seek to align “compensation actually paid” as calculated under SEC rules for a specific year with single-year performance metrics. The year-over-year changes in “compensation actually paid” primarily reflect fluctuations in the net present value of Equity Performance Awards, rather than annual compensation decisions.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2024 to 2025	(56.9)	(51.0)	49.0	21.5	(0.5)	16
2023 to 2024	614.1	238.1	(5.7)	11.7	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(26.0)	7.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	10.6	(81.5)	31
2020 to 2021	10.7	0.1	(19.0)	27.6	(27.1)	18

(1)	Amounts shown do not reflect year-over-year changes in the amount of profits of our former external manager to which Mr. Legorreta or our Non-CEO NEOs were entitled prior to the Internalization.
•
Relationship Between Compensation Actually Paid to Our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and Our TSR. From 2024 to 2025, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 56.9% and 51.0%, respectively, compared to a 49.0% increase in our TSR over the same time period. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 5.7% decrease in our TSR over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to a 26.0% decrease in our TSR over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 1.1% increase in our TSR over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 19.0% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures
The relationships described below must be understood in the context of our Internalization, which changed our compensation oversight and structure. Prior to the Internalization, our named executive officers were employed and compensated by our former external manager, rather than by Royalty Pharma. Our named executive officers were also entitled to a share of the profits of our former external manager that are described above. The Management Development and Compensation Committee did not set executive compensation prior to the Internalization. Following the Internalization, our named executive officers became employees and the Management Development and Compensation Committee has oversight over executive compensation.
Additionally, our compensation philosophy emphasizes long-term performance and value creation. Accordingly, we do not seek to align “compensation actually paid” as calculated under SEC rules for a specific year with single-year performance metrics. The year-over-year changes in “compensation actually paid” primarily reflect fluctuations in the net present value of Equity Performance Awards, rather than annual compensation decisions.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2024 to 2025	(56.9)	(51.0)	49.0	21.5	(0.5)	16
2023 to 2024	614.1	238.1	(5.7)	11.7	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(26.0)	7.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	10.6	(81.5)	31
2020 to 2021	10.7	0.1	(19.0)	27.6	(27.1)	18

(1)	Amounts shown do not reflect year-over-year changes in the amount of profits of our former external manager to which Mr. Legorreta or our Non-CEO NEOs were entitled prior to the Internalization.
•
Relationship Between Compensation Actually Paid to Our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and Our Consolidated Net Income. From 2024 to 2025, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 56.9% and 51.0%, respectively, compared to a 0.5% decrease in our Consolidated Net Income over the same time period. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 21.7% decrease in our Consolidated Net Income over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to a 639% increase in our Consolidated Net Income over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 81.5% decrease in our Consolidated Net Income over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 27.1% decrease in our Consolidated Net Income over the same time period. In addition to analyzing our results on a GAAP basis, management also reviews our key performance metric, Portfolio Receipts, which represents our ability to generate cash from our portfolio investments, the primary source of capital that we can deploy to make new portfolio investments. See “—Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Portfolio Receipts Change.”

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures
The relationships described below must be understood in the context of our Internalization, which changed our compensation oversight and structure. Prior to the Internalization, our named executive officers were employed and compensated by our former external manager, rather than by Royalty Pharma. Our named executive officers were also entitled to a share of the profits of our former external manager that are described above. The Management Development and Compensation Committee did not set executive compensation prior to the Internalization. Following the Internalization, our named executive officers became employees and the Management Development and Compensation Committee has oversight over executive compensation.
Additionally, our compensation philosophy emphasizes long-term performance and value creation. Accordingly, we do not seek to align “compensation actually paid” as calculated under SEC rules for a specific year with single-year performance metrics. The year-over-year changes in “compensation actually paid” primarily reflect fluctuations in the net present value of Equity Performance Awards, rather than annual compensation decisions.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2024 to 2025	(56.9)	(51.0)	49.0	21.5	(0.5)	16
2023 to 2024	614.1	238.1	(5.7)	11.7	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(26.0)	7.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	10.6	(81.5)	31
2020 to 2021	10.7	0.1	(19.0)	27.6	(27.1)	18

(1)	Amounts shown do not reflect year-over-year changes in the amount of profits of our former external manager to which Mr. Legorreta or our Non-CEO NEOs were entitled prior to the Internalization.
•
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Portfolio Receipts Change. From 2024 to 2025, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 56.9% and 51.0%, respectively, compared to a 16% increase in our Portfolio Receipts over the same time period. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to an 8% decrease in our Portfolio Receipts over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to a 9% increase in our Portfolio Receipts over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 31% increase in our Portfolio Receipts over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 18% increase in our Portfolio Receipts over the same time period.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
The relationships described below must be understood in the context of our Internalization, which changed our compensation oversight and structure. Prior to the Internalization, our named executive officers were employed and compensated by our former external manager, rather than by Royalty Pharma. Our named executive officers were also entitled to a share of the profits of our former external manager that are described above. The Management Development and Compensation Committee did not set executive compensation prior to the Internalization. Following the Internalization, our named executive officers became employees and the Management Development and Compensation Committee has oversight over executive compensation.
Additionally, our compensation philosophy emphasizes long-term performance and value creation. Accordingly, we do not seek to align “compensation actually paid” as calculated under SEC rules for a specific year with single-year performance metrics. The year-over-year changes in “compensation actually paid” primarily reflect fluctuations in the net present value of Equity Performance Awards, rather than annual compensation decisions.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2024 to 2025	(56.9)	(51.0)	49.0	21.5	(0.5)	16
2023 to 2024	614.1	238.1	(5.7)	11.7	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(26.0)	7.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	10.6	(81.5)	31
2020 to 2021	10.7	0.1	(19.0)	27.6	(27.1)	18

(1)	Amounts shown do not reflect year-over-year changes in the amount of profits of our former external manager to which Mr. Legorreta or our Non-CEO NEOs were entitled prior to the Internalization.
•
Relationship Between our TSR and our Biopharmaceutical Peer and Capital Allocator Comparator Peer Group TSR. The TSR and our Biopharmaceutical Peer and Capital Allocator Comparator Peer Group (described above in “Compensation Discussion and Analysis”) increased by 21.5% from 2024 to 2025 as compared to our TSR, which increased by 49.0% over the same time period. The TSR and our Biopharmaceutical Peer and Capital Allocator Comparator Peer Group (described above in “Compensation Discussion and Analysis”) increased by 11.7% from 2023 to 2024 as compared to our TSR, which decreased by 5.7% over the same time period. The TSR and our Biopharmaceutical Peer and Comparator Peer Group increased by 7.7% from 2022 to 2023 as compared to our TSR, which decreased by 26.0% over the same time period. The TSR and our Biopharmaceutical Peer and Capital Allocator Comparator Peer Group increased by 10.6% from 2021 to 2022 as compared to our TSR, which increased by 1.1% over the same time period. The TSR and our Biopharmaceutical Peer and Capital Allocator Comparator Peer Group increased by 27.6% from 2020 to 2021 as compared to our TSR, which decreased by 19.0% over the same time period.

Tabular List, Table
Portfolio Receipts Change was chosen from the following four most important financial measures used by our Management Development and Compensation Committee to compare compensation actually paid to the CEO and Non-CEO NEOs to our performance. The other measures in this table are not ranked. Portfolio Receipts Change and the other financial measures listed in the chart below reflect the financial measures utilized by, and reflect the decision of our Management Development and Compensation Committee.

Measure	Explanation
Portfolio Receipts Change
Portfolio Receipts is defined as the sum of royalty receipts and milestones and other contractual receipts. Royalty receipts include variable payments based on sales of products, net of contractual payments to the legacy non-controlling interests, that are attributed to us (“Royalty Receipts”). Milestones and other contractual receipts include sales-based or regulatory milestone payments and other fixed contractual receipts, net of contractual payments to legacy non-controlling interests, that are attributed to us. Portfolio Receipts does not include proceeds from equity securities or proceeds from purchases and sales of marketable securities, both of which are not central to our fundamental business strategy.

Portfolio Receipts
Portfolio Receipts is calculated as the sum of the following line items from our GAAP consolidated statements of cash flows: Cash collections from financial royalty assets, Cash collections from intangible royalty assets, Other royalty cash collections, Proceeds from available for sale debt securities and Distributions from equity method investees less Distributions to legacy non-controlling interests—Portfolio Receipts, which represent contractual distributions of Royalty Receipts and milestones and other contractual receipts to the legacy investors.

Adjusted EBITDA	A non-GAAP liquidity measure comprised of Portfolio Receipts less payments for operating and professional costs.
Portfolio Cash Flow	A non-GAAP liquidity measure comprised of Adjusted EBITDA less net interest paid/received.
SG&A as % of Portfolio Receipts	Payments for operating and professional costs as a percentage of Portfolio Receipts.
Adjusted EBITDA Margin	Adjusted EBITDA as a percentage of Portfolio Receipts.

Total Shareholder Return Amount	$ 85.11	57.12	60.6	81.84	80.98
Peer Group Total Shareholder Return Amount	$ 206.25	$ 169.75	$ 152.01	$ 141.19	$ 127.61
Company Selected Measure Amount	0.16	(0.08)	0.09	0.31	0.18
PEO Name	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta
Additional 402(v) Disclosure
See our Annual Report on Form 10-K for additional discussion on Portfolio Receipts, Adjusted EBITDA and Portfolio Cash Flow. In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on our elements of compensation and the compensation philosophy.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,324,000,000	$ 1,331,000,000	$ 1,700,000,000	$ 230,000,000	$ 1,241,000,000
Prior Peer Group Total Shareholder Return Amount	$ 202.81	$ 166.01	$ 149.97	$ 140.5	$ 127.22
Measure:: 1
Pay vs Performance Disclosure
Name	Portfolio Receipts Change
Non-GAAP Measure Description	Portfolio Receipts is defined as the sum of royalty receipts and milestones and other contractual receipts. Royalty receipts include variable payments based on sales of products, net of contractual payments to the legacy non-controlling interests, that are attributed to us (“Royalty Receipts”). Milestones and other contractual receipts include sales-based or regulatory milestone payments and other fixed contractual receipts, net of contractual payments to legacy non-controlling interests, that are attributed to us. Portfolio Receipts does not include proceeds from equity securities or proceeds from purchases and sales of marketable securities, both of which are not central to our fundamental business strategy.
Measure:: 2
Pay vs Performance Disclosure
Name	Portfolio Receipts
Non-GAAP Measure Description	Portfolio Receipts is calculated as the sum of the following line items from our GAAP consolidated statements of cash flows: Cash collections from financial royalty assets, Cash collections from intangible royalty assets, Other royalty cash collections, Proceeds from available for sale debt securities and Distributions from equity method investees less Distributions to legacy non-controlling interests—Portfolio Receipts, which represent contractual distributions of Royalty Receipts and milestones and other contractual receipts to the legacy investors.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	A non-GAAP liquidity measure comprised of Portfolio Receipts less payments for operating and professional costs.
Measure:: 4
Pay vs Performance Disclosure
Name	Portfolio Cash Flow
Non-GAAP Measure Description	A non-GAAP liquidity measure comprised of Adjusted EBITDA less net interest paid/received.
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Relationship Between Compensation Actually Paid and Supplemental Performance Measures
Consistent with our long-term performance focus, we are providing the following supplemental performance measures that reflect our operational efficiency and our performance-driven compensation philosophy.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	Change in SG&A as % of Portfolio Receipts (%)	Change in Adjusted EBITDA Margin (%)
2024 to 2025	(56.9)	(51.0)	0.4	(0.4)
2023 to 2024	614.1	238.1	0.5	(0.5)
2022 to 2023	(41.5)	(5.7)	—	—
2021 to 2022	(19.8)	(2.9)	(0.7)	0.7
2020 to 2021	10.7	0.1	(1.3)	1.3

(1)	Amounts shown do not reflect year-over-year changes in the amount of profits of our former external manager to which Mr. Legorreta or our Non-CEO NEOs were entitled prior to the Internalization.
•
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our SG&A as a % of Portfolio Receipts. From 2024 to 2025, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 56.9% and 51.0%, respectively, compared to 0.4% increase in our SG&A as a % of Portfolio Receipts over the same time period. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to 0.5% increase in our SG&A as a % of Portfolio Receipts over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to no change in our SG&A as a % of Portfolio Receipts over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 0.7% decrease in our SG&A as a % of Portfolio Receipts over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 1.3% decrease in our SG&A as a % of Portfolio Receipts over the same time period.

Other Performance Measure, Amount	0.089	0.084	0.08	0.08	0.087
Name	SG&A as % of Portfolio Receipts
Non-GAAP Measure Description	Payments for operating and professional costs as a percentage of Portfolio Receipts.
Measure:: 6
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Relationship Between Compensation Actually Paid and Supplemental Performance Measures
Consistent with our long-term performance focus, we are providing the following supplemental performance measures that reflect our operational efficiency and our performance-driven compensation philosophy.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	Change in SG&A as % of Portfolio Receipts (%)	Change in Adjusted EBITDA Margin (%)
2024 to 2025	(56.9)	(51.0)	0.4	(0.4)
2023 to 2024	614.1	238.1	0.5	(0.5)
2022 to 2023	(41.5)	(5.7)	—	—
2021 to 2022	(19.8)	(2.9)	(0.7)	0.7
2020 to 2021	10.7	0.1	(1.3)	1.3

•
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Adjusted EBITDA Margin. From 2024 to 2025, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 56.9% and 51.0%, respectively, compared to a 0.4% decrease in our Adjusted EBITDA Margin over the same time period. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 0.5% decrease in our Adjusted EBITDA Margin over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to no change in our Adjusted EBITDA Margin over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 0.7% increase in our Adjusted EBITDA Margin over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 1.3% increase in our Adjusted EBITDA Margin over the same time period.

Other Performance Measure, Amount	0.911	0.916	0.92	0.92	0.913
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description	Adjusted EBITDA as a percentage of Portfolio Receipts.
PEO [Member]
Pay vs Performance Disclosure
Profits of the Manager	$ 43,081,842	$ 31,190,909	$ 84,837,077	$ 93,478,402	$ 49,513,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	24,604,313	0	9,966,920	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,611,418	68,967,377	30,769,666
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,959,194	97,748,483	(3,976,239)	35,796,959	57,044,154
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Profits of the Manager	1,782,183	1,260,000	1,200,000	1,150,000	1,050,000
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,976,000	0	1,878,336	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,864,839	15,293,685	7,379,979	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,422,057	15,460,009	(704,736)	5,680,494	8,430,108
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0